July 29, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F. Street, NE Washington, D.C. 20549

Re:	DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
- Dreyfus California AMT-Free Municipal Bond Fund
File No.: 811-3757; 2-84105

Ladies and Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended May 31, 2009.

     Please direct any questions or comments to the attention of the undersigned at 212.922.6850.

Very truly yours,

/s/Faria Adam

Faria Adam